CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Assets:
Total Residential Whole Loans	[1],[2]	$ 7,913,000	$ 5,325,401
Securities, at fair value	[2]	256,685	399,999
Cash and cash equivalents		304,696	814,354
Restricted cash		99,751	7,165
Other assets	[2]	565,556	385,381
Total Assets		9,139,688	6,932,300
Liabilities:
Financing agreements ($3,266,773 and $3,366,772 held at fair value, respectively)		6,378,782	4,336,976
Other liabilities		218,058	70,522
Total Liabilities		6,596,840	4,407,498
Commitments and contingencies (See Note 9)
Stockholders’ Equity:
Common stock, $0.01 par value; 874,300 and 874,300 shares authorized; 108,138 and 112,929 shares issued and outstanding, respectively		1,082	1,129
Additional paid-in capital, in excess of par		3,775,482	3,851,517
Accumulated deficit		(1,279,484)	(1,405,327)
Accumulated other comprehensive income		45,578	77,293
Total Stockholders’ Equity		2,542,848	2,524,802
Total Liabilities and Stockholders’ Equity		9,139,688	6,932,300
Series B Preferred Stock
Stockholders’ Equity:
Preferred stock		80	80
Series C Preferred Stock
Stockholders’ Equity:
Preferred stock		$ 110	$ 110

[1]	Includes approximately $3.0 billion and $1.8 billion of Residential whole loans transferred to consolidated variable interest entities (“VIEs”) at December 31, 2021 and December 31, 2020, respectively. Such assets can be used only to settle the obligations of each respective VIE.
[2]	See Note 6 for information regarding the Company’s pledged assets.